Shareholder Report, Line Graph (Details) 196735_Osterweis Growth - Income Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Osterweis Growth & Income Fund
Account Value [Line Items]
Accumulated Value	$ 20,784	$ 20,332	$ 17,288	$ 18,656	$ 17,361	$ 12,128	$ 12,857	$ 12,165	$ 11,491	$ 10,000	$ 22,813
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500
Accumulated Value	31,913	29,480	22,698	24,599	21,271	13,605	14,625	13,357	11,717	10,000	$ 37,594
Bloomberg US Aggregate Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond
Accumulated Value	11,342	10,814	10,633	11,168	11,651	11,569	10,620	10,165	10,044	10,000	$ 11,835
60% S&P 500/40% Bloomberg US Aggregate Blend [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											60% S&P 500/40% Bloomberg US Aggregate Blend
Accumulated Value	$ 21,584	$ 20,169	$ 17,097	$ 18,237	$ 16,965	$ 12,881	$ 12,931	$ 11,997	$ 11,026	$ 10,000	$ 24,250